FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets, Carrying	$ 5,156	$ 4,305
Financial assets, Fair Value	5,156	4,305
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	31,397	33,120
Financial liabilities, Fair Value	28,149	29,817
Financial Liabilities And Other Liabilities, excluding lease liabilities	27,936	29,317
Preferred shares	20	20
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	2,822	3,158
Financial liabilities, Fair Value	2,939	3,350
Non-recourse borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	19,999	20,020
Financial liabilities, Fair Value	20,095	20,328
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	2,201	2,745
Financial liabilities, Fair Value	2,201	2,745
Preferred shares
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	20	20
Financial liabilities, Fair Value	20	20
Financial liabilities (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	2,894	3,374
Financial liabilities, Fair Value	2,894	3,374
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets, Carrying	1,275	867
Financial assets, Fair Value	1,275	867
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets, Carrying	2,275	2,031
Financial assets, Fair Value	2,275	2,031
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets, Carrying	919	881
Financial assets, Fair Value	919	881
Marketable securities
Disclosure of financial assets [line items]
Financial assets, Carrying	687	526
Financial assets, Fair Value	$ 687	$ 526